CONSOLIDATED BALANCE SHEETS (10K) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 550,458	$ 5,119
Accounts receivable, net	3,879	10,771
Accounts receivable - related party, net	798,147	174,307
Notes receivable and accrued interest, current portion	0	777,710
Inventory	325,657	395,605
Prepaid expenses and deferred charges	137,858	123,812
Total Current Assets	1,815,999	1,487,324
Property, Equipment and Leasehold Improvements, net	432,110	638,614
Other Assets
Intangible assets, net	3,195,689	3,670,837
Investment in unconsolidated subsidiary	0	0
Deferred financing costs, net	0	86,770
Deposits	18,069	18,069
Total Other Assets	3,213,758	3,775,676
TOTAL ASSETS	5,461,867	5,901,614
Current Liabilities
Accounts payable	1,536,612	1,734,725
Accrued liabilities	273,201	315,963
Accrued interest	0	13,360
Convertible notes payable, net of unamortized debt discount, current portion	0	1,147,057
Deferred revenue, current portion	58,959	58,959
Total Current Liabilities	1,868,772	3,270,064
Long Term Liabilities
Convertible notes payable, net of unamortized debt discount and current portion	0	0
Deferred revenue, net of current portion	839,174	898,133
Total Long Term Liabilities	839,174	898,133
TOTAL LIABILITIES	$ 2,707,946	$ 4,168,197
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred Stock - $0.001 par value; 20,000 shares authorized; Series A Preferred Stock, 1,000 shares designated; no shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	$ 0	$ 0
Common Stock - $ 0.001 par value; 200,000,000 shares authorized; 24,458,018 and 18,871,420 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	24,458	18,872
Additional paid-in capital	56,289,882	53,336,127
Accumulated (deficit)	(53,560,419)	(51,621,582)
TOTAL STOCKHOLDERS' EQUITY	2,753,921	1,733,417
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,461,867	$ 5,901,614